UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        7/24/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           53

Form 13F Information Table Value Total: $         185,706



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2462    51300 SH       SOLE                    51300
AMERADA HESS CORP.             COM              023551104     4686    58000 SH       SOLE                    58000
AMERICAN EXPRESS CO            COM              025816109     3197    82400 SH       SOLE                    82400
APPLIED MATLS INC              COM              038222105      260     5300 SH       SOLE                     5300
AT&T CORP WIRELESS GROUP       COM              00209A106      298    18200 SH       SOLE                    18200
BECTON DICKINSON               COM              075887109     3286    91800 SH       SOLE                    91800
CAMPBELL SOUP CO               COM              134429109     2832   110000 SH       SOLE                   110000
CHEVRON CORPORATION            COM              166751107     2362    26100 SH       SOLE                    26100
COEUR D ALENE MINES            COM              192108108       28    21000 SH       SOLE                    21000
CONOCO INC CLASS B             COM              208251405     3991   138100 SH       SOLE                   138100
CORNING INC COM                COM              219350105     6465   386900 SH       SOLE                   382700              4200
DU PONT E I DE NEMOURS         COM              263534109     7299   151300 SH       SOLE                   151300
DUANE READE INC.               COM              263578106      240     7400 SH       SOLE                     5400              2000
ECHO BAY MINES LTD             COM              278751102       25    26000 SH       SOLE                    26000
EMC CORP                       COM              268648102     4943   169000 SH       SOLE                   169000
EXODUS COMMUNICATIONS INC      COM              302088109       23    11200 SH       SOLE                    11200
FOREST OIL CORP                COM              346091705     4984   178000 SH       SOLE                   175000              3000
GATEWAY INC                    COM              367626108     5277   320800 SH       SOLE                   320800
GOLDMAN SACHS                  COM              38141G104     3586    41800 SH       SOLE                    41800
HEWLETT PACKARD                COM              428236103    10081   352500 SH       SOLE                   352500
HONEYWELL INC COM              COM              438516106     4832   138100 SH       SOLE                   138100
HOST MARRIOTT CORP.            COM              44107P104     3005   240000 SH       SOLE                   240000
HUMANA INC                     COM              444859102     6718   682000 SH       SOLE                   677000              5000
INTEL CORP.                    COM              458140100     9454   323200 SH       SOLE                   323200
INTERNATIONAL BUS MACH COM     COM              459200101     4520    40000 SH       SOLE                    40000
INTUIT INC                     COM              461202103     1600    40000 SH       SOLE                    40000
KELLOGG CO COM                 COM              487836108     6223   214600 SH       SOLE                   211600              3000
LUCENT TECHNOLOGIES INC        COM              549463107     3245   522600 SH       SOLE                   515600              7000
MICROSOFT CORP COM             COM              594918104     3657    50100 SH       SOLE                    50100
MOTOROLA INC COM               COM              620076109     5523   333500 SH       SOLE                   330500              3000
NEWMONT MINING CORP            COM              651639106     2563   137700 SH       SOLE                   132700              5000
OXFORD HEALTH PLANS INC        COM              691471106     3303   115500 SH       SOLE                   115500
PARKER DRILLING CO.            COM              701081101      120    18400 SH       SOLE                     2400             16000
PFIZER INC                     COM              717081103     2323    58000 SH       SOLE                    58000
PHILLIPS PETROLEUM             COM              718507106     6390   112100 SH       SOLE                   112100
PLACER DOME                    COM              725906101     1353   138100 SH       SOLE                   138100
SARA LEE CORP                  COM              803111103     5404   285300 SH       SOLE                   283300              2000
SCHWAB CHARLES CP NEW          COM              808513105     1693   107500 SH       SOLE                   106800               700
SOLECTRON CORP COM             COM              834182107      597    32600 SH       SOLE                    32600
SPRINT CORP                    COM              852061100     5086   238100 SH       SOLE                   233700              4400
SPRINT PCS GROUP               COM              852061506     1623    67200 SH       SOLE                    67200
SUN MICROSYSTEMS               COM              866810104     3353   213300 SH       SOLE                   212900               400
SUNOCO INC.                    COM              86764p109     6227   170000 SH       SOLE                   167500              2500
TESORO PETROLEUM CORP          COM              881609101     3629   288000 SH       SOLE                   280000              8000
TEXAS INSTRUMENTS              COM              882508104     5729   179600 SH       SOLE                   179600
UAL CORP                       COM              902549500     1645    46800 SH       SOLE                    46800
UNOCAL CORP.                   COM              915289102     4819   141100 SH       SOLE                   141100
USX MARATHON GRP NEW           COM              902905827     7248   245600 SH       SOLE                   242600              3000
WAL MART STORES INC            COM              931142103      229     4700 SH       SOLE                     4700
WEBMD CORP                     COM              94769M105       77    11000 SH       SOLE                    11000
WORLDCOM INC. - MCI GROUP      COM              98157D304      254    15768 SH       SOLE                    15528               240
WORLDCOM INC. - WORLDCOM GROUP COM              98157D106     5527   389200 SH       SOLE                   383200              6000
YAHOO! INC                     COM              984332106     1411    70600 SH       SOLE                    69600              1000